Prepayments (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CNY (¥)
Prepayments (Details) [Line Items]
Prepaid advertising expenses	$ 2,337,788	$ 2,770,607	$ 1,958,275
Contracts expired		1 year		1 year
Prepaid expenses		$ 1,492,961
Contracts to expired term	1 year
Prepaid expenses (in Yuan Renminbi)		$ 1,769,486
lease term		10 years		10 years
Prepayment other leases	$ 1,007,919
PRC [Member]
Prepayments (Details) [Line Items]
The lease of warehouse for a term		10 years
PRC [Member]
Prepayments (Details) [Line Items]
Prepaid expenses (in Yuan Renminbi) | ¥				¥ 1,492,961